UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2009

Item 1. Reports to Stockholders.

Annual Report

December 31, 2009

COUNTRY VP Growth Fund

COUNTRY VP Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
January 2010

Dear Shareholders:

I have a bit of a reputation around the office for being perpetually bearish in my market outlook. There may be some truth to that description, but I hate being in situations where I am surprised by events with negative investment implications that could readily be anticipated. Additionally, as much as I focus on what can go wrong I also try to examine where I might be wrong and how results might be a pleasant surprise.  There will always be opportunities to invest and my job is to find the opportunities that make the most sense right now. I prefer to describe myself as a realist who keeps in mind the fact that things can go wrong just as much as they can go right.

So, how does a realist look at the current investment environment? The domestic economy finally turned to positive growth in the third quarter as government stimulus programs gave a boost to consumer spending. The realist wonders whether growth can continue as stimulus effects diminish.  Interest rates remain low as the Federal Reserve maintains short-term rates just above 0% while flooding the market with liquidity. Such efforts have historically worked to stimulate growth, but the realist is concerned that such efforts have also led to inflation along with having detrimental impact on international trade and currency valuation. Government spending continues to grow and looks to be even larger in coming years. While the government share of the overall economy may become larger, the realist fears that financing this spending will result in higher taxes, shrinking the consumer’s market impact, and higher interest rates, impacting everyone’s ability to afford to borrow. Finally the realist looks at economic indicators like Industrial Production, Employment, Real Income, and Real Retail Sales which remain well below the recovery tracks that might be expected compared to past recessionary periods.

Still, there has generally been a disconnect between the performance of the stock market and that of the general economy. As a rule, the stock market tends to lead the economy by about six months. It has now been almost ten months since the market turned up suggesting that recovery should be at hand. However, the realist notes that recent market performance has been driven by lower quality issues which were badly beaten up on the way down. As it became apparent that these companies would survive, their stocks recovered to reflect that situation. Now the realist wonders if valuations have gone too far to reflect more than mere survival.

Taking all of this into account, our job is to invest accordingly and incorporate the top-down view of the economy with bottom-up analysis of individual investment options.  Our fixed income portfolios are finding opportunities in taxable municipal bonds while we wait for opportunities to take advantage of interest rates moving higher. Our equity portfolios have maintained a high quality bias and actively seek out stocks of firms that can thrive in whatever economic environment comes to pass.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY VP GROWTH FUND
Inception Date 11/17/03

The annualized returns for the Fund for the period ended December 31, 2009 are as follows:

1 Year	5 Years	Since Inception
23.56%	1.26%	3.26%

Expense Ratio – 0.90%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 26.46%.

The stock market continued to recover in the second half of 2009 as it became clear that the economy was showing signs of stabilization and that financial markets were not going to “melt down”.  Government stimulus packages, such as Cash for Clunkers, allowed GDP to return to positive territory in the third quarter. However, many of the usual economic indicators are tracking well below the recovery trajectories they have shown coming out of previous recessions. Industrial Production, Real Income, Real Retail Sales, and quite importantly Employment are well below levels that might be expected in recovery. The Unemployment Rate has jumped to more than 10% and many economists believe it will remain at elevated levels throughout 2010.  With the Federal

Reserve maintaining accommodative policies by keeping short-term interest rates low, the economy may be able to gain some traction as the year progresses.

While the stock market recovery was welcome, the largest positive stock movements came from the lowest quality issues. As it became clear that companies thought to be teetering on the edge of viability would actually survive, the stocks came roaring back. Given our philosophy of owning high quality stocks, the VP Growth Fund participated in the rally but could not keep pace with a market being led by the lowest quality names. As the year ended, the performance differences between quality tiers appeared to be abating. We remain cautious in our near-term outlook given the lack of traction we see in the overall economy while we look for opportunities that will flourish over the long haul.

COUNTRY VP BOND FUND
Inception Date 11/17/03

The annualized returns for the Fund for the period ending December 31, 2009 are as follows:

1 Year	5 Years	Since Inception
7.89%	4.70%	4.46%

Expense Ratio – 0.70%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

One year later the world is a better place. In 2009 the bond market staged a remarkable recovery, coming back from the brink of disaster. After a miserable 2008, corporate and junk debt staged massive rallies. Investors, who had fled from all but the safest investments in 2008, dove back into the most volatile bonds. Treasury bonds that had been the market leaders fell in price. The U.S government sold a record breaking $2.1 trillion of new debt to help fund a multitude of stimulus programs. Investment grade corporate debt logged impressive gains, returning almost 20%. The fund’s performance benefitted from an underweight in Treasury debt, and an overweight in corporate bonds.

As we enter 2010, fear has been replaced by relative complacency. However, the Federal Reserve is set to unwind some of the programs implemented to stimulate the economy. These developments could be a sticking point for the credit markets. The nagging high unemployment rate continues to support the bond market. Until there is a measurable reduction in the unemployment level, the Fed will hold short interest rates at historical lows.

Currently, the fund is duration neutral to the Barclay’s Capital Aggregate Bond Index. We are overweight corporate debt and a new sector, Build America Bonds (BABS). BABS are taxable municipal bonds used to finance various infrastructure projects. We feel these securities offer compelling value versus comparable rated corporate bonds. We continue to feel investment grade bonds are an attractive investment in the current slow-growth and low inflation environment. The biggest risk to bonds is a possible pickup in inflation, but this does not appear imminent.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  You cannot invest directly in an index.

The Barclay’s Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

For use only when accompanied or preceded by a prospectus.

The Distributor of the COUNTRY VP Mutual Funds is COUNTRY Capital Management Company.

COUNTRY VP Mutual Funds — Expense Example December 31, 2009 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 7/01/09 – 12/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/09	Value 12/31/09	7/1/09 – 12/31/09*
Actual(1)	$1,000.00	$1,205.10	$5.00
Hypothetical(2)	$1,000.00	$1,020.67	$4.58

(1)	Ending account values and expenses paid during period based on a 20.51% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/09	Value 12/31/09	7/1/09 – 12/31/09*
Actual(1)	$1,000.00	$1,036.40	$3.59
Hypothetical(2)	$1,000.00	$1,021.68	$3.57

(1)	Ending account values and expenses paid during period based on a 3.64% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Illustration of $10,000 Investment December 31, 2009

VP GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE FUNDS (VARIABLE UNDERLYING FUNDS) AVERAGE

Past performance is not indicative of future results.

(1)	The above graph represents the growth of $10,000 of the VP Growth Fund.

Average Annual Returns*
1 Year	23.56%
5 Years	1.26%
Since Inception (11/17/03)	3.26%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.  Performance for the VP Growth Fund would have been lower if returns had taken insurance charges into account.

Performance data quoted represents past performance; past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

Illustration of $10,000 Investment December 31, 2009

VP BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX, BARCLAYS CAPITAL AGGREGATE BOND INDEX
AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS (VARIABLE UNDERLYING FUNDS) AVERAGE

Past performance is not indicative of future results.

(1)	The above graph represents the growth of $10,000 of the VP Bond Fund.

Average Annual Returns*
1 Year	7.89%
5 Years	4.70%
Since Inception (11/17/03)	4.46%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.  Performance for the VP Bond Fund would have been lower if returns had taken insurance charges into account.

Performance data quoted represents past performance; past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY VP Mutual Funds — Allocation of Portfolio Assets December 31, 2009 (unaudited)

COUNTRY VP Growth Fund*

COUNTRY VP Bond Fund*

*  Expressed as a percentage of total investments.

COUNTRY VP Mutual Funds — Portfolio Highlights

COUNTRY VP Growth Fund
Average Annual Returns  December 31, 2009

			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	23.56%	1.26%	3.26%
S&P 500 Index(2)	26.46%	0.42%	3.15%
_______________

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Ten Largest Holdings (excludes short-term investments)  December 31, 2009

	Value	Percent of Fund
Exxon Mobil Corporation	$409,140	3.63%
CVS Caremark Corporation	367,194	3.25%
AFLAC Incorporated	277,500	2.46%
Microsoft Corporation	266,788	2.36%
Wal-Mart Stores, Inc.	256,560	2.27%
Gentex Corporation	246,330	2.18%
Chesapeake Energy Corp.	238,096	2.11%
Intel Corporation	228,480	2.02%
Halliburton Company	225,675	2.00%
JPMorgan Chase & Company	225,018	1.99%
	$2,740,781	24.27%

COUNTRY VP Bond Fund
Average Annual Returns  December 31, 2009

			Since Inception
	1 Year	5 Years	11/17/03
COUNTRY VP Bond Fund — (11/17/03)(1)	7.89%	4.70%	4.46%
Barclays Capital Aggregate Bond Index(2)	5.93%	4.97%	4.84%
Merrill Lynch U.S. Domestic Master Bond Index(3)	5.24%	5.09%	4.94%
_______________

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

(3)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

Ten Largest Holdings (excludes short-term investments)  December 31, 2009

	Value	Percent of Fund
U.S. Treasury Inflation Index Notes, 3.000%, 07/15/2012	$517,073	2.62%
Government National Mortgage Association, 4.828%, 11/16/2033	511,638	2.60%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	505,980	2.57%
Wachovia Bank Commercial Mortgage Trust, 4.445%, 11/15/2035	450,029	2.28%
U.S. Treasury Bonds, 5.375%, 02/15/2031	386,750	1.96%
JPMorgan Commercial Mortgage Finance Corp., 5.050%, 12/12/2034	309,108	1.57%
JPMorgan Chase & Co., 5.375%, 10/1/2012	270,532	1.37%
Federal Home Loan Bank, 4.500%, 01/15/2014	270,235	1.37%
Government National Mortgage Association, 5.000%, 07/15/2033	266,657	1.35%
Virginia Electric & Power Co., 4.500%, 12/15/2010	257,111	1.31%
	$3,745,113	19.00%

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2009

COUNTRY VP Growth Fund

	Shares	Value
COMMON STOCKS — 96.73%
Consumer Discretionary — 10.40%
Abercrombie & Fitch Co. - Class A	3,500	$121,975
Comcast Corporation	5,900	99,474
Darden Restaurants, Inc.	1,100	38,577
Gentex Corporation	13,800	246,330
The Home Depot, Inc.	5,850	169,240
Limited Brands	10,500	202,020
News Corporation - Class A	9,700	132,793
Target Corporation	3,400	164,458
		1,174,867
Consumer Staples — 13.24%
Archer-Daniels-Midland Company	5,500	172,205
CVS Caremark Corporation	11,400	367,194
The Kroger Co.	3,000	61,590
McCormick & Company	3,800	137,294
Philip Morris International, Inc.	3,500	168,665
The Procter & Gamble Company	3,400	206,142
Sysco Corporation	4,500	125,730
Wal-Mart Stores, Inc.	4,800	256,560
		1,495,380
Energy — 13.47%
Apache Corporation	1,900	196,023
Chesapeake Energy Corp.	9,200	238,096
ChevronTexaco Corp.	1,900	146,281
ConocoPhillips	2,300	117,461
Exxon Mobil Corporation	6,000	409,140
Halliburton Company	7,500	225,675
Schlumberger Limited (b)	2,900	188,761
		1,521,437
Financials — 10.29%
ACE Limited (b)	3,400	171,360
AFLAC INCORPORATED	6,000	277,500
American Express Company	3,600	145,872
The Bank of New York Mellon Corporation	4,000	111,880
JPMorgan Chase & Co.	5,400	225,018
State Street Corp.	3,000	130,620
Wells Fargo & Company	3,700	99,863
		1,162,113
Health Care — 14.87%
Abbott Laboratories	4,000	215,960
Amgen Inc. (a)	2,900	164,053
Baxter International Inc.	3,000	176,040
Covance, Inc. (a)	2,600	141,882
Gilead Sciences, Inc. (a)	2,100	90,888
Hologic, Inc. (a)	8,200	118,900
Johnson & Johnson	3,000	193,230
Medtronic, Inc.	4,800	211,104
Pfizer Inc.	8,000	145,520
WellPoint Inc. (a)	3,800	221,502
		1,679,079
Industrials — 10.62%
3M Co.	2,400	198,408
Caterpillar Inc.	2,100	119,679
Emerson Electric Co.	3,500	149,100
General Dynamics Corp.	1,700	115,889
General Electric Company	14,500	219,385
Ingersoll-Rand PLC (b)	3,300	117,942
Iron Mountain, Inc. (a)	5,500	125,180
Stericycle, Inc. (a)	2,800	154,476
		1,200,059
Information Technology — 16.63%
Cisco Systems, Inc. (a)	6,400	153,216
Dell, Inc. (a)	9,900	142,164
EMC Corporation (a)	10,800	188,676
Intel Corporation	11,200	228,480
International Business Machines Corporation	1,500	196,350
Intuit Inc. (a)	7,000	214,970
Microsoft Corporation	8,750	266,788
Nokia Corp. - ADR	9,200	118,220
QUALCOMM Inc.	2,850	131,841
Research in Motion Ltd. (a) (b)	800	54,032
Western Union Company	9,700	182,845
		1,877,582
Materials — 1.55%
BHP Billiton Limited - ADR	1,300	99,554
Newmont Mining Corporation	1,600	75,696
		175,250
Telecommunication Services — 3.36%
American Tower Corporation - Class A (a)	1,600	69,136
AT&T, Inc.	8,000	224,240
Verizon Communications Inc.	2,600	86,138
		379,514
Utilities — 2.30%
Dominion Resources Inc.	2,700	105,084
Exelon Corp.	900	43,983
FPL Group, Inc.	2,100	110,922
		259,989
TOTAL COMMON STOCKS
(Cost $10,048,163)		10,925,270

	Principal
	Amount
CORPORATE BONDS — 1.02%
Utilities — 1.02%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	114,728
TOTAL CORPORATE BONDS
(Cost $100,731)		114,728

	Shares
SHORT-TERM INVESTMENTS — 2.40%
Money Market Funds — 2.40%
Federated Prime Obligations Fund
0.110% (c)	270,537	270,537
TOTAL SHORT-TERM INVESTMENTS
(Cost $270,537)		270,537
TOTAL INVESTMENTS
(Cost $10,419,431) — 100.15%		11,310,535
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.15)%		(16,526)
TOTAL NET ASSETS — 100.00%		$11,294,009

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2009

COUNTRY VP Bond Fund

	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 2.99%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$100,000	$102,344
CIT Equipment Collateral
5.050%, 04/20/2014	111,478	112,986
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	76,699
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	58,125	44,745
John Deere Owner Trust
4.890%, 03/16/2015	100,000	101,152
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	105,859
Residential Asset Securities Corporation
4.767%, 10/25/2032	54,377	45,100
TOTAL ASSET-BACKED SECURITIES
(Cost $592,925)		588,885
CORPORATE BONDS — 37.47%
Abbott Laboratories
5.600%, 05/15/2011	100,000	106,063
American Honda Finance Corporation
6.700%, 10/01/2013
(Acquired 09/24/2008, Cost $99,904) (a)	100,000	109,507
American International Group, Inc.
5.850%, 01/16/2018	200,000	164,106
Apache Corp.
6.900%, 09/15/2018	100,000	117,177
Archer-Daniels-Midland Company
5.450%, 03/15/2018	100,000	106,512
AT&T Inc.
5.500%, 02/01/2018	200,000	208,683
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	107,365
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	105,602
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012 (d)	100,000	106,440
Burlington Northern Santa Fe Corp.
5.750%, 03/15/2018	150,000	159,337
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	100,000	106,111
Citigroup, Inc.
5.500%, 08/27/2012	100,000	104,527
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	115,960
ConocoPhillips
6.650%, 07/15/2018	100,000	112,892
Credit Suisse New York
5.000%, 05/15/2013	100,000	106,643
Devon Energy Corp.
6.300%, 01/15/2019	75,000	83,509
Duke Energy Carolinas LLC
5.750%, 11/15/2013	100,000	109,399
E.I. Du Pont Nemours
5.000%, 01/15/2013	150,000	160,640
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	206,486
5.000%, 06/27/2018	150,000	149,558
Harley-Davidson Funding Corp.
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $99,886) (a)	100,000	102,222
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	212,033
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	209,968
IBM Corp.
7.625%, 10/15/2018	100,000	122,114
Ingersoll-Rand Co.
6.230%, 11/19/2027 (d)	150,000	157,024
JPMorgan Chase & Co.
5.375%, 10/01/2012	250,000	270,532
Kellogg Co.
5.125%, 12/03/2012	150,000	162,789
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	165,875
McKesson Corp.
7.500%, 02/15/2019	100,000	118,588
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	80,812
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	157,841
New Valley Generation IV
4.687%, 01/15/2022	82,085	82,346
New York University
5.236%, 07/01/2032	100,000	96,978
Perforadora Centrale SA de CV
5.240%, 12/15/2018 (d)	60,012	64,627
Pfizer, Inc.
5.350%, 03/15/2015	150,000	163,936
Pitney Bowes, Inc.
5.250%, 01/15/2037	50,000	50,988
Regions Bank
7.500%, 05/15/2018	50,000	45,707
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (d)	75,000	80,928
Simon Property Group LP
5.750%, 12/01/2015	100,000	101,975
Southern California Edison
5.750%, 03/15/2014	100,000	110,573
Stanford University
4.750%, 05/01/2019	100,000	101,272
State Street Corporation
5.375%, 04/30/2017	100,000	101,972
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	207,066
Transocean, Inc.
5.250%, 03/15/2013 (d)	100,000	107,164
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	212,640
United Technologies Corp.
5.375%, 12/15/2017	150,000	159,847
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	104,357
Vessel Management Services Inc.
4.960%, 11/15/2027	72,000	72,371
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	257,111
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	233,066
6.200%, 04/15/2038	100,000	110,279
Walt Disney Company
4.700%, 12/01/2012	150,000	161,498

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2009

COUNTRY VP Bond Fund (continued)

	Principala
	Amount	Value
CORPORATE BONDS — 37.47% (continued)
Wells Fargo Company
4.875%, 01/12/2011	$150,000	$155,415
5.625%, 12/11/2017	150,000	156,023
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	39,350
XTO Energy, Inc.
4.625%, 06/15/2013	100,000	106,318
TOTAL CORPORATE BONDS
(Cost $6,968,976)		7,390,122
MORTGAGE-BACKED SECURITIES — 26.19%
Bank of America Mortgage Securities
5.250%, 10/25/2020	70,348	69,298
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	39,514	37,340
6.000%, 11/25/2036	100,000	76,148
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	46,148	49,594
4.000%, 11/15/2018	500,000	505,980
5.000%, 11/15/2018	200,000	212,245
5.750%, 12/15/2018	39,890	41,712
5.000%, 10/01/2020	69,689	73,269
5.000%, 10/15/2031	133,677	138,689
Federal National Mortgage Association
3.500%, 09/01/2013	43,857	44,529
5.000%, 02/01/2014	59,299	61,391
5.000%, 05/01/2023	143,761	150,398
5.500%, 09/01/2025	105,183	111,206
5.500%, 02/01/2033	70,486	74,161
5.290%, 11/25/2033	135,129	142,794
5.500%, 12/01/2035	86,229	90,576
5.000%, 06/01/2038	148,136	152,186
6.500%, 02/25/2044	45,582	47,705
6.500%, 05/25/2044	48,184	52,161
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	59,951	60,274
Government National Mortgage Association
4.500%, 05/20/2014	114,224	116,963
5.500%, 10/20/2015	137,730	146,574
4.140%, 03/16/2018	2,486	2,485
4.116%, 03/16/2019	62,416	63,102
4.031%, 01/16/2021	141,476	144,208
3.727%, 03/16/2027	78,662	80,427
4.828%, 11/16/2033	500,000	511,638
6.000%, 10/15/2036	138,393	146,515
JPMorgan Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	309,108
Mortgage IT Trust
4.250%, 02/25/2035	43,451	34,588
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $26,215) (a)	25,185	24,201
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $44,475) (a)	43,056	40,055
Residential Asset Securitization Trust
4.750%, 02/25/2019	60,382	58,269
Small Business Administration
Participation Certificates
5.080%, 11/01/2022	48,417	50,855
5.570%, 03/01/2026	74,333	79,958
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	52,875
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	450,029
5.237%, 07/15/2041 (b)	75,000	74,402
		524,431
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033 (b)	60,831	58,244
5.594%, 07/25/2036	115,748	88,911
		147,155
Government National Mortgage Association
6.000%, 12/15/2031	45,981	49,120
6.000%, 02/15/2032	77,737	83,045
7.000%, 07/15/2032	39,285	43,520
5.000%, 07/15/2033	257,338	266,657
		442,342
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $5,033,417)		5,167,405
MUNICIPAL BONDS — 14.02%
Barrington, IL Build America General Obligation
5.370%, 12/15/2024	200,000	194,214
Chicago, IL Board of Education Build
America General Obligation
6.038%, 12/01/2029	100,000	99,398
Chicago, IL Metropolitan Water Reclamation
Build America General Obligation
5.720%, 12/01/2038	250,000	250,690
Dallas County, TX Hospital District
Build America General Obligation
5.348%, 08/15/2022	100,000	98,981
Delaware State Build America
General Obligation – Series D
4.700%, 10/01/2021	200,000	196,270
Indiana Public Schools Multi-School Building
Corp. Build America General Obligation
4.900%, 07/15/2022	200,000	191,674
Los Angeles, CA Unified School
District General Obligation
5.755%, 07/01/2029	100,000	93,717
Maryland State Build America
General Obligation
4.550%, 08/15/2024	200,000	193,554
Mississippi State Build America
General Obligation
5.539%, 10/01/2029	100,000	95,475
New York, NY Build America
General Obligation
5.206%, 10/01/2031	200,000	184,016
Pueblo, CO Board of Waterworks of
Pueblo Revenue Bond
5.700%, 11/01/2029	100,000	94,655
Tennessee State Build America
General Obligation
4.521%, 05/01/2021	100,000	96,223
Texas State Build America General Obligation
5.517%, 04/01/2039	200,000	195,078
University of California Revenue Bond
5.770%, 05/15/2043	100,000	97,678
University of Michigan Revenue Bond
6.172%, 04/01/2030	100,000	101,125

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2009

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
MUNICIPAL BONDS — 14.02% (continued)
University of Washington Revenue Bond
6.060%, 07/01/2039	$100,000	$103,797
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	100,000	97,170
Washington State Build America
General Obligation
4.736%, 08/01/2024	200,000	195,116
Washington Suburban Sanitation
District General Obligation
4.800%, 06/01/2025	100,000	93,771
York County, SC School District Build
America General Obligation
5.500%, 03/01/2028	100,000	93,769
TOTAL MUNICIPAL BONDS
(Cost $2,848,879)		2,766,371
U.S. GOVERNMENT AGENCY ISSUES — 1.64% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	50,254	52,886
4.500%, 01/15/2014	250,000	270,235
		323,121
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $299,932)		323,121
U.S. TREASURY OBLIGATIONS — 8.06%
U.S. Treasury Bonds — 2.95%
5.375%, 02/15/2031	350,000	386,750
4.500%, 08/15/2039	200,000	195,469
		582,219
U.S. Treasury Inflation Index Bonds — 0.92%
2.375%, 01/15/2025	172,028	181,516
U.S. Treasury Inflation Index Notes — 4.19%
3.000%, 07/15/2012	480,928	517,073
1.875%, 07/15/2013	117,702	123,964
2.000%, 01/15/2014	175,493	185,583
		826,620
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,566,299)		1,590,355
SHORT-TERM INVESTMENTS — 8.97%
Commercial Paper — 2.54%
Chevron Corp.
0.018%, 01/06/2010	500,000	499,995

	Shares
Money Market Funds — 6.43%
Federated Prime Obligations Fund
0.110% (e)	788,239	$788,239
Virtus Insight Money Market Fund
0.170% (e)	480,142	480,142
		1,268,381
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,768,376)		1,768,376
TOTAL INVESTMENTS
(Cost $19,078,804) — 99.34%		19,594,635
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.66%		130,933
TOTAL NET ASSETS — 100.00%		$19,725,568

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of December 31, 2009 these securities represented 1.40% of total net assets.

(b)	Variable rate security. The rate shown on variable rate securities represents the rates at December 31, 2009.
(c)	Federal Home Loan Bank is supported by the right of the issuer to borrow from the U.S. Department of the Treasury.
(d)	Foreign issuer.
(e)	The rate quoted is the annualized seven-day yield as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2009

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Assets:
Investments in securities:
At cost	$10,419,431	$19,078,804
At value	$11,310,535	$19,594,635
Cash	405	766
Dividends receivable	9,996	—
Interest receivable	2,767	185,386
Total assets	11,323,703	19,780,787
Liabilities:
Payable for capital stock redeemed	1,043	5,287
Payable to Advisor	3,785	4,840
Accrued expenses and other liabilities	24,866	45,092
Total liabilities	29,694	55,219
Net Assets	$11,294,009	$19,725,568
Net Assets Consist of:
Paid in capital	$11,299,238	$19,209,800
Undistributed net investment income	48,732	—
Accumulated net realized loss on investments	(945,065)	(63)
Net unrealized appreciation on investments	891,104	515,831
Total — representing net assets applicable to outstanding capital stock	$11,294,009	$19,725,568

Shares outstanding	1,111,783	1,918,279
Net asset value, redemption price and offering price per share	$10.16	$10.28

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended December 31, 2009

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Investment Income:
Dividends*	$210,429	$582
Interest	8,685	791,206
Total investment income	219,114	791,788
Expenses:
Investment advisory fees (Note F)	72,932	93,822
Transfer agent fees	5,315	6,010
Professional fees	26,303	54,793
Printing	1,157	2,050
Custody fees	3,524	5,728
Administration fees	7,332	17,513
Accounting fees	6,945	23,804
Miscellaneous fees	1,896	3,854
Insurance	3,413	5,014
Trustees’ fees	2,627	5,068
Registration fees	975	1,551
Total expenses	132,419	219,207
Less: Expenses waived (Note F)	(44,901)	(87,857)
Net expenses	87,518	131,350
Net Investment Income	131,596	660,438
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(607,704)	120,699
Net change in unrealized appreciation on investments	2,637,335	626,797
Net realized and unrealized gain on investments	2,029,631	747,496
Increase in Net Assets Resulting from Operations	$2,161,227	$1,407,934
* Net of foreign taxes withheld of	$1,564	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income	$131,596	$143,034	$660,438	$708,171
Net realized gain (loss) on investments	(607,704)	(337,361)	120,699	176,877
Net change in unrealized appreciation (depreciation) on investments	2,637,335	(3,996,947)	626,797	(319,523)
Net increase (decrease) in net assets resulting from operations	2,161,227	(4,191,274)	1,407,934	565,525
Dividends and Distributions to Shareholders (Note B):
Net investment income	(82,864)	(143,034)	(668,034)	(715,946)
Net realized gains on investments	—	(115,480)	(117,168)	(90,919)
Return of capital	—	(847)	—	(1,707)
Total distributions	(82,864)	(259,361)	(785,202)	(808,572)
Capital Stock Transactions — (Net) (Note C)	(60,720)	(31,778)	1,466,023	1,091,587
Total increase (decrease) in net assets	2,017,643	(4,482,413)	2,088,755	848,540
Net Assets:
Beginning of year	9,276,366	13,758,779	17,636,813	16,788,273
End of year*	$11,294,009	$9,276,366	$19,725,568	$17,636,813
* Including undistributed net investment income of	$48,732	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the years presented.

	COUNTRY VP Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$8.29	$12.28	$12.23	$11.47	$11.19
Income from investment operations
Net investment income(1)	0.12	0.13	0.13	0.17	0.13
Net realized and unrealized gain (loss)	1.82	(3.89)	0.71	1.06	0.47
Total from investment operations	1.94	(3.76)	0.84	1.23	0.60
Less distributions
Dividends from net investment income	(0.07)	(0.13)	(0.13)	(0.17)	(0.14)
Distributions from capital gains	—	(0.10)	(0.66)	(0.30)	(0.18)
Return of capital	—	— (2)	—	—	—
Total distributions	(0.07)	(0.23)	(0.79)	(0.47)	(0.32)
Net asset value, end of year	$10.16	$8.29	$12.28	$12.23	$11.47
Total investment return(3)	23.56%	-30.93%	6.88%	10.83%	5.33%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,294	$9,276	$13,759	$13,418	$12,403
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(4)	1.36%	1.30%	1.24%	1.32%	1.48%
After expense waiver and reimbursement(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(4)	0.89%	0.81%	0.67%	1.02%	0.58%
After expense waiver and reimbursement(4)	1.35%	1.21%	1.01%	1.44%	1.16%
Portfolio turnover rate	20.35%	21.82%	29.33%	26.70%	14.11%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the years presented.

	COUNTRY VP Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$9.93	$10.06	$9.77	$9.84	$10.03
Income from investment operations
Net investment income(1)	0.36	0.40	0.41	0.38	0.35
Net realized and unrealized gain (loss)	0.41	(0.07)	0.29	(0.07)	(0.17)
Total from investment operations	0.77	0.33	0.70	0.31	0.18
Less distributions
Dividends from net investment income	(0.36)	(0.41)	(0.41)	(0.38)	(0.37)
Distributions from capital gains	(0.06)	(0.05)	—	—	—
Return of capital	—	— (2)	—	—	—
Total distributions	(0.42)	(0.46)	(0.41)	(0.38)	(0.37)
Net asset value, end of year	$10.28	$9.93	$10.06	$9.77	$9.84
Total investment return(3)	7.89%	3.35%	7.23%	3.34%	1.82%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$19,726	$17,637	$16,788	$15,710	$15,465
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(4)	1.17%	1.10%	1.05%	1.23%	1.50%
After expense waiver and reimbursement(4)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(4)	3.05%	3.64%	3.82%	3.28%	2.76%
After expense waiver and reimbursement(4)	3.52%	4.04%	4.17%	3.81%	3.56%
Portfolio turnover rate	8.58%	31.72%	13.59%	11.46%	18.36%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Notes to Financial Statements December 31, 2009

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY VP Funds are as follows: COUNTRY VP Growth Fund (“VP Growth Fund”) and COUNTRY VP Bond Fund (“VP Bond Fund”) (collectively, the “Country VP Funds” or “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.  The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2009:

	VP Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$10,925,270	$—	$—	$10,925,270
Corporate Bonds	—	114,728	—	114,728
Short-Term
Investments	270,537	—	—	270,537
Total Investments
in Securities	$11,195,807	$114,728	$—	$11,310,535

	VP Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed
Securities	$—	$588,885	$—	$588,885
Corporate Bonds	—	7,307,776	—	7,307,776
Mortgage-Backed
Securities	—	4,725,063	—	4,725,063
Municipal Bonds	—	2,766,371	—	2,766,371
U.S. Government
Agency Issues	270,235	577,574	—	847,809
U.S. Treasury
Obligations	1,590,355	—	—	1,590,355
Commercial Paper	—	499,995	—	499,995
Money Market Funds	1,268,381	—	—	1,268,381
Total Investments	$3,128,971	$16,465,664	$—	$19,594,635

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

COUNTRY VP Mutual Funds — Notes to Financial Statements December 31, 2009 (continued)

(4) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other: Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At December 31, 2009, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP Growth Fund				VP Bond Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,835	$93,798	21,932	$232,030	186,072	$1,908,456	160,436	$1,616,293
Shares issued through
reinvestment of dividends	940	8,504	2,692	27,092	14,652	150,128	11,991	119,491
Shares redeemed	(18,839)	(163,022)	(26,618)	(290,900)	(57,741)	(592,561)	(65,193)	(644,197)
Net increase (decrease) in capital stock	(7,064)	$(60,720)	(1,994)	$(31,778)	142,983	$1,466,023	107,234	$1,091,587

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the year ended December 31, 2009, were as follows:

	Purchases	Sales
VP Growth Fund	$1,945,195	$2,095,047
VP Bond Fund	3,571,543	359,810

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$—	$—
VP Bond Fund	211,630	1,014,084

Note (E) Income Tax Information:  At December 31, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

	VP Growth Fund	VP Bond Fund
Cost of investments	$10,420,345	$19,078,804
Gross unrealized appreciation	$1,858,461	$759,496
Gross unrealized depreciation	(968,271)	(243,665)
Net unrealized appreciation (depreciation)	$890,190	$515,831
Undistributed ordinary income	$48,732	$—
Undistributed long-term capital gains	—	—
Total distributable earnings	$48,732	$—
Other accumulated gains (losses)	$(944,151)	$(63)
Total accumulated gains (losses)	$(5,229)	$515,768

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

The tax character of distributions paid during the year ended December 31, 2009 and 2008 were as follows:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
VP Growth Fund
Ordinary income	$82,864	$158,133
Long-term capital gains	—	100,381
Return of capital	—	847
	$82,864	$259,361

COUNTRY VP Mutual Funds — Notes to Financial Statements December 31, 2009 (continued)

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
VP Bond Fund
Ordinary income	$702,247	$741,808
Long-term capital gains	78,710	65,057
Return of capital	4,245	1,707
	$785,202	$808,572

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2009.

GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences had no effect on the total net assets of the Fund. On the Statement of Assets and Liabilities, the following reclassifications were made:

	Undistributed Net	Accumulated Net	Paid-In
	Investment Income	Realized Gain/(Loss)	Capital
VP Growth Fund	—	—	—
VP Bond Fund	$7,596	$(3,351)	$(4,245)

Capital loss carryovers and post-October loss deferrals as of December 31, 2009 were as follows:

	Net Capital Loss	Capital Loss	Post-October
	Carryover(1)	Carryover Expiration	Losses(2)
VP Growth Fund	(183,606)	12/31/16	—
	(760,545)	12/31/17	—
VP Bond Fund	—	—	(63)

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.
(2)	Loss is recognized for tax purposes on January 1, 2010.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Trust's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. As of December 31, 2009, open Federal tax years include the tax year ended December 31, 2006, December 31, 2007, December 31, 2008 and December 31, 2009. The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund, 0.75% and VP Bond Fund, 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund and VP Bond Fund for the year ended December 31, 2009 were $3,524 and $5,728, respectively.

The Advisor has agreed to reduce its fees and reimburse the VP Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.  These agreements may be terminated at any time after May 31, 2010.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the year ended December 31, 2009, were as follows:

			Expenses
			Waived and
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$72,932	$41,377
VP Bond Fund	0.50%	93,822	82,129

* Excludes waiver of custody fees.

At December 31, 2009, 89.9% of the shares outstanding of the VP Growth Fund and 78.2% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the VP Growth Fund and VP Bond Fund for the year ended December 31, 2009 were $3,977 and $8,093, respectively.  Legal fees are included in professional fees in the Statements of Operations.  Certain other officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Subsequent Events:  The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.  The Funds have evaluated events and transactions for potential recognition or disclosure through February 24, 2010, the date the financial statements were issued.

COUNTRY VP Mutual Funds — Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
COUNTRY Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities of COUNTRY Mutual Funds Trust, comprising, respectively, the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund (the “Funds”), including the schedules of investments, as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included verification by examination of securities held by the custodian as of December 31, 2009, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the COUNTRY Mutual Funds Trust at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Milwaukee, Wisconsin
February 24, 2010

COUNTRY VP Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”). The Funds and the Advisor have entered into Investment Advisory Agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the Agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The Agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the Advisor upon sixty days written notice. The Agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Advisory Agreements including but not limited to the Advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the Funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the Advisor’s services, the Board received a memorandum from the Advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreements. The information below summarizes the Board’s consideration in connection with its approval of the Agreements. In deciding to approve the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the advisor under the Agreements. The Advisor’s most recent registration form on the Securities and Exchange Commission’s Form ADV Part II was provided to the Board. Also reviewed and analyzed by the Board were the background, education and experience of the Advisor’s key investment personnel as well as portfolio manager compensation issues. The Board further considered the sources of information used by the Advisor as the basis for investment advice as well as the methods investment personnel used to evaluate such information. The Board also analyzed and reviewed the trading strategies of the Funds. The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the Advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to industry averages for each particular Fund’s peer group.  The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers. Based on these factors, the Board concluded that the fees under the Agreements were reasonable and fair in light of the nature and quality of the services provided by the Advisor.

The Board further reviewed and analyzed the Advisor’s current compliance program and reviewed summaries of the Advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy. The Advisor’s procedures for market timing and late trading were also reviewed. The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreements.

COUNTRY VP Mutual Funds — Additional Tax Information (unaudited)

COUNTRY VP Growth Fund designates 100.00% for the fiscal year ended December 31, 2009 of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

COUNTRY VP Growth Fund designates 100.00% of dividends declared during the fiscal year ended December 31, 2009 as dividends qualifying for the dividends received deduction available to corporate shareholders.

Additional Information Applicable to Foreign Shareholders Only:
COUNTRY VP Growth Fund and COUNTRY VP Bond Fund designate 3.96% and 94.91%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2009 as interest-related dividends under Internal Revenue Code Section 871 (K)(1)(C).

COUNTRY VP Growth Fund and COUNTRY VP Bond Fund designate 0.00% and 5.60%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2009 as short-term capital gain distributions under Internal Revenue Code Section 871 (K)(2)(C).

COUNTRY VP Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	71	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.  Farmer.

Charlot R. Cole	68	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation
(6/12/41)			Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1980 to date. Farmer.

Darrel L. Oehler	63	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)
Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean Co. Public Building Commission, 2004 to 2008; Shareholder and Director of Nu-Way Transportation, Inc., 4/1/2000 to 2/1/2010.

Robert D. Grace	62	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Robert W. Weldon	76	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

William H. Olthoff*	66	Trustee since 2007	Director: Illinois Agricultural Association and Affiliated Companies (3), 2000 to
(7/11/43)			date; Director: COUNTRY Trust Bank (4), 2003 to date. Farmer.

Carson H. Varner, Jr.	64	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	48	Treasurer since 2009	Vice President-Finance and Treasurer: Illinois Agricultural Association and
(12/11/61)			Affiliated Companies, April 2009 to date; Treasurer: COUNTRY Trust Bank, April 2009; Finance Director: Flex-N-Gate Automotive Corporation, 2001 to 2009.

Peter J. Borowski	59	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank (4) 2005 to date and
(5/10/50)			COUNTRY Financial (6) 2003 to date.

Barbara L. Mosson	57	Chief Compliance Officer	Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
(4/30/52)		since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	57	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date.
(1/31/53)

Scott Hancock	52	Vice President since 2010	Vice President Trust Services and Trust Officer: COUNTRY Trust Bank (4),
(7/4/57)			Director of the Retirement and Investment Services Department: COUNTRY
			Trust Bank, 2000 to 2007.

John D. Blackburn	61	Vice President since 2001	Chief Executive Officer: COUNTRY Financial (6), 2001 to date.
(4/2/48)

Robert W. Rush, Jr.	64	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank (4), 1999 to date.
(9/3/45)

Richard L. Guebert, Jr.	58	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.

Derek C. Vogler	38	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to
(10/5/71)			date.

Philip T. Nelson*	52	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003
Companies (3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman: COUNTRY Capital Management Company, 2003 to date; Farmer.

James M. Jacobs	43	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008
Companies (3), February 2008 to date; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies (3), April 2005 to February 2008; 2008; General Counsel and Secretary: COUNTRY Trust Bank (4), February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

COUNTRY VP Mutual Funds — Trustees and Officers Information (continued)

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex. COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios: COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2009 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust

COUNTRY VP Growth Fund
COUNTRY VP Bond Fund

Board of Trustees

Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
Roger D. Grace
William H. Olthoff
Carson H. Varner Jr.
Darrel L. Oehler

Officers

Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Scott Hancock, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor

COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor

COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm

Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel

James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/10)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$46,200	$45,000
Audit-Related Fees	$17,800	$9,000
Tax Fees	$9,800	$9,500
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The registrant’s investment adviser is COUNTRY Fund Management, a department of COUNTRY Trust Bank.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and COUNTRY Trust Bank for the last two years.  The registrant’s accountant has not provided non-audit services directly to COUNTRY Fund Management during this period.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to COUNTRY Trust Bank is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant
Registrant’s Investment Adviser	$72,750	$72,750

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date   April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date   April 20, 2010

By (Signature and Title)*    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date   April 20, 2010

* Print the name and title of each signing officer under his or her signature.